OTHER GAINS AND CHARGES	12 Months Ended
Jun. 29, 2016
Disclosure Other Gains And Charges [Abstract]
OTHER GAINS AND CHARGES
OTHER GAINS AND CHARGES
Other gains and charges consist of the following (in thousands):

	2016	2015	2014
Restaurant impairment charges	$10,651	$2,255	$4,502
Restaurant closure charges	3,780	1,736	3,413
Severance and other benefits	3,304	1,182	2,140
Litigation	(3,191)	(2,753)	39,500
(Gain) loss on the sale of assets, net	(2,858)	1,093	(608)
Impairment of investment	1,000	0	0
Acquisition costs	700	1,100	0
Impairment of intangible assets	392	645	0
Other	3,402	(494)	277
	$17,180	$4,764	$49,224

Fiscal 2016
During fiscal 2016, we recorded impairment charges of $10.7 million primarily related to seven underperforming restaurants that either continue to operate or are scheduled to close and $1.0 million related to a cost method investment. Restaurant closure charges of $3.8 million primarily consists of additional lease and other costs associated with closed restaurants. We also incurred $3.3 million in severance and other benefits related to organizational changes.
We were a plantiff in a class action lawsuit against US Foods styled as In re U.S. Foodservice, Inc. Pricing Litigation. A settlement agreement was fully executed by all parties in September 2015, and we received approximately $2.0 million during the second quarter of fiscal 2016 in settlement of this litigation. We also received net proceeds of $1.2 million from British Petroleum in the fourth quarter of fiscal 2016 related to the 2010 Gulf of Mexico oil spill judgment.
Additionally, we recorded a $2.9 million gain on the sale of several properties and $0.7 million of transaction costs related to the acquisition of Pepper Dining. Other charges primarily include $1.4 million of expenses to reserve for royalties, rents and other outstanding amounts related to a bankrupt franchisee and $1.2 million of professional service fees associated with organizational changes.
Fiscal 2015
During fiscal 2015, we were a plaintiff in the antitrust litigation against Visa and MasterCard styled as Progressive Casualty Insurance Co., et al. v. Visa, Inc., et al.  A settlement agreement was fully executed by all parties in January 2015 and we recognized a gain of approximately $8.6 million. Also during fiscal 2015, the class action lawsuit styled as Hohnbaum, et al. v. Brinker Restaurant Corp., et al. ("Hohnbaum case") was finalized resulting in an additional charge of approximately $5.8 million to adjust our previous estimate of the final settlement amount. See Note 14 for additional disclosures.
We recorded restaurant impairment charges of $2.3 million related to underperforming restaurants that either continue to operate or are scheduled to close in fiscal 2017. We also recorded restaurant closure charges of $1.7 million primarily related to lease termination charges and a $1.1 million loss primarily related to the sale of two company-owned restaurants located in Mexico. Furthermore, we incurred $1.2 million in severance and other benefits related to organizational changes made during the fiscal year. The severance charges include expense related to the accelerated vesting of stock-based compensation awards. We also incurred expenses of approximately $1.1 million during fiscal 2015 related to the acquisition of Pepper Dining subsequent to the end of the year.
Fiscal 2014
Other gains and charges in fiscal 2014 includes charges of approximately $39.5 million related to various litigation matters including the Hohnbaum case.  See Note 14 for additional disclosures.
During fiscal 2014, we recorded restaurant impairment charges of $4.5 million related to underperforming restaurants that either continue to operate or are scheduled to close in fiscal 2017. We also recorded $3.4 million of restaurant closure charges consisting primarily of lease termination charges and other costs associated with closed restaurants. Additionally, we incurred $2.1 million in severance and other benefits related to organizational changes made during the fiscal year. The severance charges include expense related to the accelerated vesting of stock-based compensation awards. Furthermore, a $0.6 million gain was recorded primarily related to land sales.
The restaurant, liquor license and reacquired franchise rights impairment charges were measured as the excess of the carrying amount over the fair value. See Note 10 for fair value disclosures related to these impairment charges.